Financial risk management - Disclosure of Objectives Policies and Processes for Managing Capital Explanatory (Detail) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Disclosure of objectives, policies and processes for managing capital [line items]
Total equity	€ 373.4	€ 347.1	€ 370.3	€ 222.2
Total equity and borrowed capital	€ 742.9	€ 682.0	€ 675.1
Equity Ratio	50.30%	50.90%	54.90%